January 27, 2009

VIA EDGAR

U.S.Securities and Exchange Commission
100F Street, N.E.
Washington,D.C. 20549

Re: Lincoln Variable Insurance Products Trust (the "Trust")
    (File Nos. 033-70742 and 811-08090)

Dear Ladies and Gentlemen:

Attached for filing via EDGAR is Post-Effective Amendment No. 53 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant ("Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 ("Securities Act"). This Amendment is being filed to add the LVIP Global Income Fund as a new series of the Trust.

The Registrant has requested an effective date of 75 days from the date of filing as the effective date of the Amendment. However, the Registrant intends to file an extension that will postpone the effective date until such time that a subsequent amendment pursuant to Rule 485(b) including certain information omitted from the Amendment, can be filed.

Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Sincerely,

/s/ Craig D. Moreshead
--------------------------
Craig D. Moreshead
Senior Counsel

Enclosures

cc: Colleen Tonn, Esq.